STOCKHOLDERS’ EQUITY - Common Stock Reserved for Future Issuance (Details) - shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	4,992	13,789
Options to purchase common stock issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	3,660	6,494
Shares available for future equity grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	340	533
Pre-funded warrants issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	992	6,715
Warrants issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	0	47